Borrowings and derivative financial instrument - R5.5 billion RCF (Details) R in Millions		12 Months Ended
	Oct. 25, 2019 ZAR (R) extension_option	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Aug. 16, 2024 ZAR (R)	Nov. 15, 2016 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		R 36,618	R 22,728	R 20,298
Loans raised		8,278	14,431	8,000
Loans repaid		(3,335)	(1,323)	(8,003)
Accrued interest		1,946	1,192	1,046
Accrued interest paid		(1,947)	(1,175)	(1,061)
Balance at end of the year		41,687	36,618	22,728
Current portion of balance		(552)	(11,672)	(122)
Non-current portion of balance		41,135	24,946	22,606
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 5,500
Net debt to EBITDA threshold	2.0
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		4,000	0	0
Loans raised		0	5,000	8,000
Loans repaid		0	(1,000)	(8,000)
Accrued interest		319	125	155
Accrued interest paid		(319)	(125)	(155)
Inter bank transfer		(4,000)	0	0
Balance at end of the year		0	4,000	0
Current portion of balance		0	(4,000)	0
Non-current portion of balance		R 0	R 0	R 0
R5.5 billion RCF | - JIBAR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R5.5 billion RCF | - JIBAR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.60%
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					R 6,000	R 6,000